Organization and Principal Activities - Schedule of Condensed Consolidated Cash Flows Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Net cash provided by operating activities		¥ 327,453	$ 51,384	¥ 1,239,874	¥ 1,945,414
Net cash (used in)/provided by investing activities		(1,880,320)	(295,064)	1,004,780	(3,684,971)
Net cash provided by financing activities		10,723	$ 1,683	265,294	2,133,651
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Net cash provided by operating activities	[1]	1,176,397		230,204	1,667,634
Capital contributions and advances to Group companies		(911,916)		(1,300,825)	(861,078)
Other investing activities		(197,261)		1,083,634	(1,023,878)
Net cash (used in)/provided by investing activities		(1,109,177)		(217,191)	(1,884,956)
Other financing activities		0		0	(519)
Net cash provided by financing activities		¥ 0		¥ 0	¥ (519)

[1]	For the years ended December 31, 2019, 2020 and 2021, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB929.6 million, RMB7,543.2 million and RMB8,664.1 million.